12.31 Fidelity Series Emerging Markets Debt Fund Series PRO-05 | Fidelity® Series Emerging Markets Debt Fund
Fund Summary Fund:<br/>Fidelity® Series Emerging Markets Debt Fund
Investment Objective
The fund seeks high total return.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Series Emerging Markets Debt Fund}	12.31 Fidelity Series Emerging Markets Debt Fund Series PRO-05 Fidelity® Series Emerging Markets Debt Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Emerging Markets Debt Fund}	12.31 Fidelity Series Emerging Markets Debt Fund Series PRO-05 Fidelity® Series Emerging Markets Debt Fund Fidelity Series Emerging Markets Debt Fund-Default
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Series Emerging Markets Debt Fund}	12.31 Fidelity Series Emerging Markets Debt Fund Series PRO-05 Fidelity® Series Emerging Markets Debt Fund Fidelity Series Emerging Markets Debt Fund-Default USD ($)
1 year	none
3 years	none
5 years	none
10 years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in debt securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other debt investments that are tied economically to emerging markets.
  Potentially investing in other types of securities, including debt securities of non-emerging market foreign issuers and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers.
  Allocating investments across different emerging market countries.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.75%	September 30, 2012
Lowest Quarter Return	-5.21%	June 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity® Series Emerging Markets Debt Fund} - 12.31 Fidelity Series Emerging Markets Debt Fund Series PRO-05 - Fidelity® Series Emerging Markets Debt Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Series Emerging Markets Debt Fund-Default				Mar. 17, 2011
Fidelity Series Emerging Markets Debt Fund-Default | Return Before Taxes	(4.66%)	4.77%	5.18%
Fidelity Series Emerging Markets Debt Fund-Default | After Taxes on Distributions	(6.90%)	1.95%	2.59%	Mar. 17, 2011
Fidelity Series Emerging Markets Debt Fund-Default | After Taxes on Distributions and Sales	(2.74%)	2.38%	2.86%	Mar. 17, 2011
J.P. Morgan Emerging Markets Bond Index Global(reflects no deduction for fees, expenses, or taxes)	(4.61%)	4.18%	5.03%
[1]	From March 17, 2011